SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash Flow Statement Explanatory [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

19. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Changes in non-cash working capital:

	Year ended	Year ended
	December 31, 2021	December 31, 2020
Accounts receivable and other assets	$1,493	$(1,993)
Accounts payable and accrued liabilities	(651)	2,290
Advances from joint venture partners	(808)	(310)
	$34	$(13)

19. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Continued)

During the years ended December 31, 2021 and 2020, the Company paid interest and income tax as follows:

	December 31, 2021	December 31, 2020
Interest paid	$1,487	$-
Income taxes paid	-	-
	$1,487	$-

The significant non-cash investing and financing transactions during the years ended December 31, 2021 and 2020 included:

a) Recorded the issuance of $41,898 (2020 - $535) through share capital for the issuance of 12,323,048 (2020 - 155,271) common shares for the acquisition of royalty and other property interests and deferred compensation receivable;

b) Recorded the issuance of $434 (2020 - $Nil) through share capital for the issuance of 114,785 (2020 - Nil) common shares related to property agreements;

c) Reclass of $847 (2020 - $Nil) of accumulated OCI out of reserves to deficit upon disposal of a FVOCI investment.

d) Reclass of $803 (2020 - $1,211) from reserves to share capital for options exercised;

e) Recording of $183 (2020 - $Nil) through share capital for the issuance of 232,750 (2020 - Nil) common shares for settlement of previously vested RSUs;

f) Recognized $9,682 (2020 - $Nil) as a loan payable for Turkish VAT paid by SSR Mining on behalf of the Company (Note 14);

g) Adjusted non-current assets and liabilities for $273 (2020 - $234) related to cumulative translation adjustments ("CTA"), of which $1,492 (2020 - gain of $209) relates to CTA loss on royalty interest, $1,473 (2020 - $Nil) relates to CTA gain on investment in associates, $11 (2020 - $6) relates to a CTA loss on deferred tax assets, and $243 (2020 - gain of $31) relates to CTA loss in the net assets of a subsidiary with a functional currency different from the presentation currency.